Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Business Combination (Tables) [Line Items]
Schedule of Business Combination

The details of the business combination are as follows:

Fair value of consideration transferred
Amount settled in cash	$1,023
Fair value of other consideration	266
Total consideration transferred	$1,289

Recognized amounts of identifiable net assets
Cash and cash equivalents	$27
Trade and other receivables	73
Total current assets	100

Trade and other payables	(481)
Total current liabilities	(481)

Identifiable net assets	(381)

Goodwill on acquisition	$1,670

Consideration transferred settled in cash	$1,023
Cash and cash equivalents acquired	(27)
Net cash outflow on acquisition	$996